Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012 Predecessor [Member]
Assets
Cash	$ 12,156	$ 11,822
Receivables, net	39,512	32,328	23,350
Inventories	34,737	28,120	29,206
Prepaid and other current assets	9,888	4,523	1,026
Deferred taxes, current	5,589	2,137
Total current assets	101,882	78,930	53,582
Property, plant and equipment, net	359,883	383,625	386,270
Customer relationships and other intangibles, net	114,480	126,126	3,829
Goodwill	119,945	119,945	94,360
Equity Method Investment	10,989		18,276
Financial interest in Seven Hills		13,000
Debt issuance costs	9,330	17,800
Deferred taxes, non-current	83	950
Other assets			429
Total Assets	716,592	740,376	556,746
Liabilities and Equity
Accounts payable	29,865	28,126	30,168
Accrued and other liabilities	9,088	11,325	7,361
Notes payable, current portion		4,150
Total current liabilities	38,953	43,601	37,529
Deferred taxes			6,145
Other long-term liabilities	9,589
Capital lease obligations			2,839
Notes payable, non-current portion	373,967	559,924
Total liabilities	422,509	603,525	46,513
Equity
Undesignated preferred stock, par value $0.001 per share; 10,000,000 shares authorized, no shares issued and outstanding at December 31, 2013
Common stock	44	32
Additional paid-in capital	287,681	134,968
Accumulated other comprehensive income (loss)	(1,277)	(254)	(5,560)
Accumulated earnings	7,635	2,105
Accumulated net contributions from parent			515,793
Total equity (Successor) Total net parent investment (Predecessor)	294,083	136,851	510,233
Total liabilities and equity	$ 716,592	$ 740,376	$ 556,746